Document and Entity Information	Nov. 05, 2026
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Liberty Capital Corp/NV
Entity Incorporation, State or Country Code	NV
Entity File Number	001-42742
Entity Tax Identification Number	36-5128842
Entity Address, Address Line One	12300 Liberty Blvd
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002057463
Amendment Flag	false
Series A Common Stock
Title of 12(b) Security	Series A GCI Group Common Stock
Trading Symbol	GLIBA
Security Exchange Name	NASDAQ
Series C Common Stock
Title of 12(b) Security	Series C GCI Group Common Stock
Trading Symbol	GLIBK
Security Exchange Name	NASDAQ